Earnings (Loss) Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings Per Share Reconciliation
Net (loss) income attributable to stockholders of Teekay Corporation	$ (368,916)	$ (267,287)	$ 128,412
Weighted average number of common shares	70,234,817	72,862,617	72,549,361
Dilutive effect of stock-based compensation			509,470
Common stock and common stock equivalents	70,234,817	72,862,617	73,058,831
(Loss) earnings per common share:
Basic	$ (5.25)	$ (3.67)	$ 1.77
Diluted	$ (5.25)	$ (3.67)	$ 1.76
Earnings (Loss) Per Share (Textual) [Abstract]
Anti-dilutive effect attributable to outstanding stock-based compensation	5,700,000	6,100,000	4,300,000